21. Taxes payable	12 Months Ended
Dec. 31, 2020
Taxes Payable
Taxes payable
21.	Taxes payable

	2020	2019
PIS and COFINS	23,647	39,133
Installment payments - PRT and PERT (*)	41,641	2,117
Withholding income tax on salaries	33,011	54,649
ICMS	472	424
IRPJ and CSLL payable	13	9,496
Other	7,192	10,788
Total	105,976	116,607

Current	73,614	116,523
Non-current	32,362	84

(*) In the fiscal year ended December 31, 2020, the Company made the installment of PIS and COFINS contributions in the ordinary amount totaling R$43,945, for a period of 60 months, having already paid this year the total of R$4,443, including interest.